Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective federal rate	26.00%	26.00%	26.00%
Unrecognized tax benefit	$ 1,230	$ 1,230